Secured Accounts and Notes Receivable - Related Parties	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Secured Accounts and Notes Receivable - Related Parties

Note 4. Secured Accounts and Notes Receivable – Related Parties

On September 21, 2011, the Company loaned $238,210 to the chief executive officer of the Company (the “CEO”) in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 40,000 shares of common stock of interclick, Inc. (a publicly-traded company) that are owned personally by the CEO.  The note along with accrued interest was due and payable on June 21, 2012.  For the year ended December 31, 2011, interest income of $1,867 was recognized.  On December 20, 2011, the note along with accrued interest of $1,867 was paid in full (See Note 15).

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 500,000 shares of the Company’s common stock owned personally by the officer.  The note along with accrued interest was due and payable on September 14, 2012.  For the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in prepaid expenses and other current assets.  As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term.  On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Notes 15 and 16).

On March 30, 2008 and December 1, 2008, the Company sold course curricula pursuant to marketing agreements to Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly.  Under the marketing agreements, the receivables are due net 60 months.  On September 16, 2011, HEMG pledged 772,793 Series C preferred shares of the Company as collateral for this account receivable.  As of December 31, 2011 and 2010, the remaining balance owed was $772,793 and $780,169, respectively, and is shown as accounts receivable, secured – related party.  On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company’s inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default (See Notes 15 and 16).